Note 20 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
20.	CASH AND CASH EQUIVALENTS

	2019	2018
Short term bank deposits (i)	6,289.6	5,992.8
Current bank accounts	5,403.6	4,875.7
Cash	207.5	595.0
Cash and cash equivalents	11,900.7	11,463.5

(i) The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.

Current account balances include guarantee deposits in the amount of
R$348
million in
2019
(
R$356
million in
2018
) held by the Cuban subsidiary, which are
not
freely transferable to the parent company due to exchange restrictions.